Inventories - Description of Detailed Information about Inventories Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Heap leach ore	$ 467,719	$ 470,894
Stockpiled ore	109,762	52,890
Work-in-process	29,454	16,406
Finished goods	14,895	14,139
Supplies	72,813	58,044
Total inventories	694,643	612,373
Current	417,541	412,005
Non-current	$ 277,102	$ 200,368